NOTE 8 - Leases	12 Months Ended
Dec. 31, 2024
Notes
NOTE 8 - Leases:

NOTE 8 – Leases:

The Company leases several facilities in Israel from which it operates. The Company also leases certain items of property and equipment which contain a lease of vehicles.

All leases are stated in Israeli New Shekel (“NIS” or “ILS”) and accounted for by recognizing a right-of-use asset and a lease liability except for:

1.Leases with low value assets; and

2.Leases with a duration of 12 months or less.

a)In December 2020, BioHarvest signed a lease extension agreement for a property at Rehovot, Israel, which ends on May 31, 2024. According to the terms of this agreement, BioHarvest has an extension option for 3 additional years for all of BioHarvest’s spaces at this location. BioHarvest exercised the extension option for 1 additional year for some of the property until May 31, 2025. The annual lease commitment is approximately $270. The incremental borrowing rate is 6.50%.

b)BioHarvest leases several cars. The lease period is for 3 years. The annual lease commitment is approximately $68.

c)In October 2020, BioHarvest entered into a lease agreement with Sugart Ltd. Under the terms of the agreement, BioHarvest will invest in the required capital equipment for its technology as well as appropriate capital upgrades needed for Sugart’s existing manufacturing facility. The facility is located in Yavne, Israel, and will be leased for a period of 10 years. The annual lease commitment is approximately $130. The incremental borrowing rate is 6.50%.

d)In April 2024, BioHarvest entered into a lease agreement for leasing approximately 10,300 square meters facility in Yavne, Israel (“Yavne 2 facility”) from April 1, 2024, until September 30, 2030, subject to 2 extension options for an additional 5 years each. The average monthly fees are NIS 327 ($88), including an annual increase and other adjustments, subject to the Consumer Price Index published by the Israeli Central Bureau of Statistics.

At lease commencement, the Company believes it’s probable the 2 extension options for an additional total of 10 years will be exercised. The incremental borrowing rate is 9.80%.

Right-of-Use Assets, net

	Buildings	Vehicles	Total
As of January 1, 2023	2,019	47	2,066
Additions	161	68	229
Amortization	(391)	(59)	(450)
As of December 31, 2023 (*)	1,789	56	1,845
Additions	8,194	157	8,351
Modification	(758)	-	(758)
Index adjustments	382	4	386
Amortization	(749)	(51)	(800)
As of December 31, 2024	8,858	166	9,024

(*) Certain comparative amounts have been reclassified to conform to the current year presentation (Note 2b)

Lease liabilities

	Buildings	Vehicles	Total
As of January 1, 2023	1,944	66	2,010
Additions	161	68	229
Lease payments	(423)	(57)	(480)
Interest expense	113	3	116
Foreign exchange movements	(58)	(10)	(68)
As of December 31, 2023	1,737	70	1,807
Additions	8,194	143	8,337
Lease payments	(511)	(68)	(579)
Modification	(751)	-	(751)
Interest expense	663	8	671
Index adjustments	382	4	386
Foreign exchange movements	40	2	42
As of December 31, 2024	9,754	159	9,913